Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.7%
	COMMUNICATION SERVICES — 1.9%
1,224	Magnite, Inc.*	$9,229
	CONSUMER DISCRETIONARY — 11.9%
58	Installed Building Products, Inc.	7,244
34	Lithia Motors, Inc. - Class A	10,041
49	Marriott Vacations Worldwide Corp.	4,931
132	Planet Fitness, Inc. - Class A*	6,492
191	Skyline Champion Corp.*	12,170
380	Topgolf Callaway Brands Corp.*	5,259
56	Wingstop, Inc.	10,071
		56,208
	CONSUMER STAPLES — 5.1%
125	elf Beauty, Inc.*	13,729
181	Performance Food Group Co*	10,653
		24,382
	FINANCIALS — 6.1%
131	Axos Financial, Inc.*	4,959
312	BRP Group, Inc. - Class A*	7,248
143	Shift4 Payments, Inc. - Class A*	7,918
133	Triumph Financial, Inc.*	8,617
		28,742
	HEALTH CARE — 21.8%
595	ADMA Biologics, Inc.*	2,130
317	Artivion, Inc.*	4,806
199	Avadel Pharmaceuticals PLC - ADR*	2,050
391	Avid Bioservices, Inc.*	3,691
174	Axonics, Inc.*	9,765
111	Bicycle Therapeutics PLC - ADR*	2,230
106	Bruker Corp.	6,604
170	Cullinan Oncology, Inc.*	1,539
836	DocGo, Inc.*	4,456
283	Evolent Health, Inc. - Class A*	7,706
183	Fortrea Holdings, Inc.*	5,232
154	Globus Medical, Inc., Class A*	7,646
179	Halozyme Therapeutics, Inc.*	6,838
72	Ionis Pharmaceuticals, Inc.*	3,266
384	Iovance Biotherapeutics, Inc.*	1,747
40	Ligand Pharmaceuticals, Inc.*	2,397
98	LivaNova PLC*,1	5,182
11	OmniAb, Inc. Earnout Shares[2]	—
11	OmniAb, Inc. Earnout Shares[2]	—
107	Omnicell, Inc.*	4,819

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
212	Option Care Health, Inc.*	$6,858
220	Phathom Pharmaceuticals, Inc.*	2,281
131	Protagonist Therapeutics, Inc.*	2,185
173	Surgery Partners, Inc.*	5,060
135	Verona Pharma PLC - ADR*	2,201
136	Zentalis Pharmaceuticals, Inc.*	2,728
		103,417
	INDUSTRIALS — 31.7%
299	ACV Auctions, Inc. - Class A*	4,539
502	Array Technologies, Inc.*	11,139
120	ASGN, Inc.*	9,802
48	Axon Enterprise, Inc.*	9,552
148	Casella Waste Systems, Inc. - Class A*	11,292
74	Chart Industries, Inc.*	12,515
44	Comfort Systems USA, Inc.	7,498
58	Crane Co.	5,153
466	Leonardo DRS, Inc.*	7,782
78	MasTec, Inc.*	5,614
67	NV5 Global, Inc.*	6,447
44	Paylocity Holding Corp.*	7,995
69	Tetra Tech, Inc.	10,490
133	Trex Co., Inc.*	8,197
98	UFP Industries, Inc.	10,035
328	WillScot Mobile Mini Holdings Corp.*	13,642
127	WNS Holdings Ltd. ADR*	8,694
		150,386
	INFORMATION TECHNOLOGY — 22.8%
79	Ambarella, Inc.*,1	4,189
71	BILL Holdings, Inc.*	7,708
37	CyberArk Software Ltd.*,1	6,059
159	Five9, Inc.*	10,224
522	Harmonic, Inc.*	5,027
505	Informatica, Inc.*	10,640
59	Insight Enterprises, Inc.*	8,585
149	MACOM Technology Solutions Holdings, Inc.*	12,155
230	Napco Security Technologies, Inc.	5,118
36	Onto Innovation, Inc.*	4,591
219	PagerDuty, Inc.*	4,925
116	Perficient, Inc.*	6,712
311	SentinelOne, Inc.*	5,243
44	SiTime Corp.*	5,027
65	Synaptics, Inc.*	5,814

Kennedy Capital Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
268	Vertex, Inc.*	$6,191
		108,208
	REAL ESTATE — 2.4%
357	Independence Realty Trust, Inc. - REIT	5,023
81	Innovative Industrial Properties, Inc. - REIT	6,129
		11,152
	TOTAL COMMON STOCKS
	(Cost $505,602)	491,724
	EXCHANGE-TRADED FUNDS — 1.8%
39	iShares Russell 2000 Growth ETF	8,742
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,903)	8,742

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$18,823	Goldman Sachs FS Government Fund - Institutional Class, 5.16%[3]	18,823
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,823)	18,823
	TOTAL INVESTMENTS — 109.5%
	(Cost $533,328)	519,289
	Liabilities in Excess of Other Assets — (9.5)%	(45,058)
	NET ASSETS — 100.0%	$474,231

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of these securities is $0.
[3]	The rate is the annualized seven-day yield at period end.